Note 3 - Advances for Vessels Under Construction (Details)	9 Months Ended
Sep. 30, 2016 USD ($)
Balance, Cost	$ 32,701,867
Balance, Net	32,701,867
Advances for vessels under construction	23,135,067
Vessel delivered during the period	(31,831,239)
Cancellation of newbuilding contracts	(20,157,937)
Balance, Cost	55,836,934
Balance, Cancelled	(51,989,176)
Balance, Net	$ 3,847,758